PROPERTY, EQUIPMENT, ASSETS HELD FOR SALE, OPERATING LEASES, AND SALE-LEASEBACK TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
PROPERTY, EQUIPMENT, ASSETS HELD FOR SALE, OPERATING LEASES, AND SALE-LEASEBACK TRANSACTIONS [Abstract]
PROPERTY, EQUIPMENT, ASSETS HELD FOR SALE, OPERATING LEASES, AND SALE-LEASEBACK TRANSACTIONS
NOTE F – PROPERTY, EQUIPMENT, ASSETS HELD FOR SALE, OPERATING LEASES, AND SALE-LEASEBACK TRANSACTIONS

Property and equipment, net, is comprised of the following (in thousands):

	December 4, 2012	June 5, 2012
Land	$235,522	$244,498
Buildings	468,474	494,537
Improvements	408,436	421,143
Restaurant equipment	255,228	276,576
Other equipment	90,916	95,400
Construction in progress and other*	28,906	26,473
	1,487,482	1,558,627
Less accumulated depreciation	576,584	592,022
	$910,898	$966,605

* Included in Construction in progress and other as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets held for sale that are not classified as such in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months. These assets primarily consist of parcels of land upon which we have no intention to build restaurants.

Included within the current assets section of our Condensed Consolidated Balance Sheets at December 4, 2012 and June 5, 2012 are amounts classified as held for sale totaling $4.2 million and $4.7 million, respectively. Assets held for sale primarily consist of parcels of land upon which we have no intention to build restaurants, land and buildings of closed restaurants, and various liquor licenses. During the 13 and 26 weeks ended December 4, 2012, we sold surplus properties with carrying values of $1.6 million at net gains of $0.5 million for both periods. Cash proceeds, net of broker fees, from these sales during the 13 and 26 weeks ended December 4, 2012 totaled $2.1 million for both periods. During the 13 and 26 weeks ended November 29, 2011, we sold surplus properties with carrying values of $1.5 million for both periods, at net gains that were negligible and $0.1 million, respectively. Cash proceeds, net of broker fees, from these sales during the 13 and 26 weeks ended November 29, 2011 totaled $1.5 million for both periods.

Approximately 55% of our 742 restaurants are located on leased properties. Of these, approximately 66% are land leases only; the other 34% are for both land and building. The initial terms of these leases expire at various dates over the next 24 years. These leases may also contain required increases in minimum rent at varying times during the lease term and have options to extend the terms of the leases at a rate that is included in the original lease agreement. Most of our leases require the payment of additional (contingent) rent that is based upon a percentage of restaurant sales above agreed upon sales levels for the year. These sales levels vary for each restaurant and are established in the lease agreements. We recognize contingent rental expense (in annual as well as interim periods) prior to the achievement of the specified target that triggers the contingent rental expense, provided that achievement of that target is considered probable.

During the 13 and 26 weeks ended December 4, 2012, we completed sale-leaseback transactions of the land and building for five and 14 Company-owned Ruby Tuesday concept restaurants, respectively, for gross cash proceeds of $11.7 million and $32.0 million, respectively, exclusive of transaction costs of approximately $0.6 million and $1.6 million, respectively. Equipment was not included. The carrying value of the properties sold was $8.4 million and $22.7 million, respectively. The leases have been classified as operating leases and have initial terms of 15 years, with fair market value-based renewal options of up to 20 years. Net proceeds from the sale-leaseback transactions were used for general corporate purposes, including the repurchase of shares of our common stock, and debt payments.

We realized gains on these transactions during the 13 and 26 weeks ended December 4, 2012 of $2.7 million and $7.7 million, respectively, which have been deferred and are being recognized on a straight-line basis over the lease term. The current portion of the deferred gains on all sale-leaseback transactions to date was $0.8 million and $0.3 million as of December 4, 2012 and June 5, 2012, respectively, and is included in Accrued liabilities – Rent and other in our Condensed Consolidated Balance Sheets. The long-term portion of the deferred gains on all sale-leaseback transactions to date was $11.1 million and $4.2 million as of December 4, 2012 and June 5, 2012, respectively, and is included in Other deferred liabilities in our Condensed Consolidated Balance Sheets. Amortization of the deferred gains of $0.2 million and $0.3 million is included within Other restaurant operating costs in our Condensed Consolidated Statement of Operations and Comprehensive (Loss)/Income for the 13 and 26 weeks ended December 4, 2012, respectively.

6. Property, Equipment, Assets Held for Sale, Operating Leases, and Sale-Leaseback Transactions

Property and equipment, net, is comprised of the following (in thousands):

	2012	2011
Land	$244,498	$256,761
Buildings	494,537	512,177
Improvements	421,143	427,169
Restaurant equipment	276,576	279,319
Other equipment	95,400	93,944
Construction in progress and other*	26,473	28,077
	1,558,627	1,597,447
Less accumulated depreciation	592,022	566,296
	$966,605	$1,031,151

* Included in Construction in progress and other as of June 5, 2012 and May 31, 2011 are $21.8 million and $23.3 million, respectively, of assets held for sale that are not classified as such in the Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months. These assets primarily consist of parcels of land upon which we have no intention to build restaurants.

Included within the current assets section of our Consolidated Balance Sheets at June 5, 2012 and May 31, 2011 are amounts classified as assets held for sale totaling $4.7 million and $1.3 million, respectively. Assets held for sale primarily consist of parcels of land upon which we have no intention to build restaurants, land and buildings of closed restaurants, and various liquor licenses. In addition to operating restaurants sold and leased back, as discussed below, during fiscal 2012, 2011, and 2010 we sold surplus properties with carrying values of $5.3 million, $6.5 million, and $4.5 million, respectively, at net gains of $0.8 million, $0.1 million, and $1.0 million, respectively. Cash proceeds, net of broker fees, from these sales totaled $6.0 million, $6.6 million, and $5.4 million, respectively.

As discussed further in Note 3 to the Consolidated Financial Statements, we acquired 109 restaurants from franchisees during fiscal 2011. We recorded the property and equipment of these restaurants at their fair values, which were estimated to be $137.1 million at the acquisition dates.

Approximately 52% of our 741 restaurants are located on leased properties. Of these, approximately 65% are land leases only; the other 35% are for both land and building. The initial terms of these leases expire at various dates over the next 24 years. These leases may also contain required increases in minimum rent at varying times during the lease term and have options to extend the terms of the leases at a rate that is included in the original lease agreement. Most of our leases require the payment of additional (contingent) rent that is based upon a percentage of restaurant sales above agreed upon sales levels for the year. These sales levels vary for each restaurant and are established in the lease agreements. We recognize contingent rental expense (in annual as well as interim periods) prior to the achievement of the specified target that triggers the contingent rental expense, provided that achievement of that target is considered probable.

During the year ended June 5, 2012, we completed sale-leaseback transactions of the land and building for ten Company-owned Ruby Tuesday concept restaurants for gross cash proceeds of $22.2 million, exclusive of transaction costs of approximately $1.1 million. Equipment was not included. The carrying value of the properties sold was $16.5 million. The leases have been classified as operating leases and have initial terms of 15 years, with renewal options of up to 20 years. Net proceeds from the sale-leaseback transactions were used to pay down certain of our mortgage loan obligations.

We realized gains on these transactions of $4.6 million, which have been deferred and are being recognized on a straight-line basis over the initial terms of the leases. The current and long-term portions of the deferred gains are included in Accrued liabilities- Rent and other and Other deferred liabilities, respectively, in our June 5, 2012 Consolidated Balance Sheets. Amortization of the deferred gains is included as a reduction to rent expense and is included within Other restaurant operating costs in our Consolidated Statement of Operations for the year ended June 5, 2012.

The following is a schedule by year of future minimum lease payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of June 5, 2012 (in thousands):

2013	$45,873
2014	42,255
2015	38,239
2016	33,822
2017	30,328
Subsequent years	170,096
Total minimum lease payments	$360,613

The following schedule shows the future minimum sub-lease payments contractually due from franchisees and others for the next five years and thereafter under noncancelable sub-lease agreements (in thousands):

	Franchisees	Others	Total
2013	$357	$143	$500
2014	201	125	326
2015	117	125	242
2016	93	73	166
2017	93	-	93
Subsequent years	172	-	172
Total minimum sub-lease payments	$1,033	$466	$1,499

The following table summarizes our minimum and contingent rent expense and our sublease rental income under our operating leases (in thousands):

	2012	2011	2010
Minimum rent	$48,420	$43,841	$43,474
Contingent rent	822	741	424
	49,242	44,582	43,898
Sublease rental income	(416)	(1,217)	(3,218)
	$48,826	$43,365	$40,680

The amounts shown for fiscal 2012, 2011, and 2010 above exclude rent expense/(income) of $3.7 million, $(0.4) million, and $1.8 million, respectively, relating to lease reserves established for closed restaurants or dead sites, which is included with Closures and impairments expense in our Consolidated Statements of Operations.